Condensed Consolidated Statement of Operations (Parenthetical) - USD ($)	6 Months Ended
	Sep. 30, 2016	Mar. 31, 2016
Income Statement [Abstract]
General and administrative expenses, related party	$ 45,000
Stock based compensation		$ 252,000